Credit Risk - Disclosure of Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 424	£ 305
Net modification loss	9	7
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	152	114
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	22	26
Net modification loss	9	12
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	6	4
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	243	201
Net modification loss	(5)	(5)
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	29	40
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification		23
Net modification loss		1
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year		0
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	0
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	13	18
Net modification loss	5	8
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	4	2
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	9	8
Net modification loss	4	4
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 2	£ 2